Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Analysis by Business Segment

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Scientific, Technical & Medical	2,637	2,538	2,473	982	942	914
Risk & Business Analytics	2,316	2,117	2,073	853	776	760
Legal	1,652	1,618	1,686	330	320	328
Exhibitions	1,269	1,219	1,109	331	313	287
Sub-total	7,874	7,492	7,341	2,496	2,351	2,289
Unallocated items	—	—	—	(5)	(5)	(5)
Total	7,874	7,492	7,341	2,491	2,346	2,284

Summary of Classification of Revenue

2019
	Scientific, Technical & Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,182	1,843	1,118	248	4,391
Europe*	635	317	340	508	1,800
Rest of world	820	156	194	513	1,683
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by format
Electronic	2,214	2,264	1,400	51	5,929
Face-to-face	8	25	9	1,218	1,260
Print	415	27	243	—	685
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by type
Subscriptions	1,970	872	1,287	—	4,129
Transactional	622	1,428	359	1,269	3,678
Advertising	45	16	6	—	67
Total revenue	2,637	2,316	1,652	1,269	7,874

2 Revenue and segment analysis (continued)

*Europe includes revenue of £529m from the UK(2018: £527m; 2017: £521m).

2018
	Scientific, Technical & Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,118	1,669	1,083	221	4,091
Europe	611	322	340	535	1,808
Rest of world	809	126	195	463	1,593
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by format
Electronic	2,094	2,030	1,338	51	5,513
Face-to-face	7	36	10	1,168	1,221
Print	437	51	270	—	758
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by type
Subscriptions	1,877	765	1,247	—	3,889
Transactional	615	1,322	365	1,219	3,521
Advertising	46	30	6	—	82
Total revenue	2,538	2,117	1,618	1,219	7,492

2017
	Scientific, Technical & Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,045	1,658	1,145	230	4,078
Europe	617	308	340	429	1,694
Rest of world	811	107	201	450	1,569
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by format
Electronic	1,995	1,967	1,384	42	5,388
Face-to-face	10	38	7	1,067	1,122
Print	468	68	295	—	831
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by type
Subscriptions	1,776	732	1,291	1	3,800
Transactional	646	1,301	389	1,108	3,444
Advertising	51	40	6	—	97
Total revenue	2,473	2,073	1,686	1,109	7,341

Summary of Analysis of Revenue by Geographical Origin
ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2019 £m	2018 £m	2017 £m
North America	4,308	4,013	3,998
Europe	2,832	2,790	2,644
Rest of world	734	689	699
Total	7,874	7,492	7,341

Revenue by geographical marked from the United Kingdom in 2019 was £1,320m (201: £1,144m; 2017: £1,085m).

Summary of Analysis by Business Segment Expenditure

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Depreciation and other
	intangible assets			additions			intangible assets			amortisation
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Scientific, Technical & Medical	65	106	94	104	100	95	62	58	77	109	109	100
Risk & Business Analytics	47	852	—	96	92	83	170	161	141	89	73	64
Legal	139	30	6	155	145	153	24	33	52	150	147	142
Exhibitions	251	61	33	26	28	24	39	36	44	41	35	37
Total	502	1,049	133	381	365	355	295	288	314	389	364	343

Summary of Analysis of Non-current Assets by Geographical Location
ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2019 £m	2018 £m	2017 £m
North America	8,365	8,692	7,408
Europe	2,156	1,996	2,016
Rest of world	481	461	459
Total	11,002	11,149	9,883

Summary of Reconciliation of Operating Profit to Adjusted Operating Profit

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2019 £m	2018 £m	2017 £m
Operating profit	2,101	1,964	1,905
Adjustments:
Amortisation of acquired intangible assets	295	288	314
Acquisition-related costs	84	84	56
Reclassification of tax in joint ventures	12	11	10
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	2,491	2,346	2,284